Income Tax (Details)		12 Months Ended
	Apr. 01, 2018 HKD ($)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Income Tax [Line Items]
Assessable profits (in Dollars)		$ (509,590)	$ (65,441)	$ (676,053)	$ 530,625
Taxes payables		$ 1,536,569	$ 197,325	$ 2,932,183
Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate	16.50%
PRC [Member]
Income Tax [Line Items]
Profits tax rate		25.00%	25.00%
Minimum [Member] | PRC [Member]
Income Tax [Line Items]
Profits tax rate		10.00%	10.00%
Tier One [Member] | Hong Kong [Member]
Income Tax [Line Items]
Assessable profits, percentage	8.25%	8.25%	8.25%
Assessable profits (in Dollars)	$ 2,000,000	$ 2,000,000
Tier Two [Member] | Hong Kong [Member]
Income Tax [Line Items]
Assessable profits, percentage	16.50%	16.50%	16.50%
Assessable profits (in Dollars)	$ 2,000,000